Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Net remeasurement of post employment plans
Group	£ 38	£ 33	£ 456
Associates and joint ventures	(14)	2	2
Non-controlling interests	0	0	1
Tax on post employment plans	(21)	1	(91)
Other comprehensive income that will not be reclassified to profit or loss, net of tax, Total	3	36	368
Exchange differences on translation of foreign operations
Group	(104)	274	(631)
Associates and joint ventures	82	19	3
Non-controlling interests	(37)	55	(72)
Net investment hedges	(227)	(93)	91
Exchange gain loss recycled to the income statement on translation of foreign operations in respect of step acquisitions and disposals	4	0	0
Tax on exchange differences - group	4	(19)	7
Tax on exchange differences - non-controlling interests	0	0	2
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, associates and joint ventures	6	(6)	(15)
Tax on effective portion of changes in fair value of cash flow hedges	(23)	(11)	14
Hyperinflation adjustment	(18)	(22)	11
Tax on hyperinflation adjustment	4	6	(11)
Other comprehensive income that may be reclassified to profit or loss, net of tax, Total	(167)	251	(644)
Other comprehensive (loss)/profit, net of tax, for the year	(164)	287	(276)
Profit for the year	1,454	3,337	3,144
Total comprehensive income for the year	1,290	3,624	2,868
Attributable to:
Equity shareholders of the parent company	1,282	3,392	2,815
Non-controlling interests	8	232	53
Foreign currency debt risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	221	180	(64)
– recycled to income statement	(75)	(82)	6
Currency exchange risk
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	(43)	(86)	22
– recycled to income statement	42	45	(7)
Commodity price risk hedging
Effective portion of changes in fair value of cash flow hedges
- effective portion of changes in fair value of cash flow hedges, group	(11)	(9)	0
– recycled to income statement	£ 8	£ 0	£ 0